LEASES (Narrative) (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Weighted average remaining lease term	2 years 3 months 3 days	2 years 6 months 18 days
Weighted average discount rate	4.80%	4.50%